Accounts receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Balance at beginning of the year	¥ 5,428	¥ 490
Additions	110,840	16,480
Reversal	(2,813)
Charge-offs	(99,610)	(11,542)
Balance at end of the year	¥ 13,845	¥ 5,428